Initial Public Offering (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 21, 2022	Mar. 21, 2022	Sep. 30, 2024	Mar. 31, 2024
Initial Public Offering [Line Items]
Gross proceeds (in Dollars)				$ 2,012,500
Number of shares issued	1			1
Exercise price of warrants (in Dollars per share)	$ 11.5	$ 11.5		$ 11.5
Issuance of shares			270,250
Business Combination [Member]
Initial Public Offering [Line Items]
Purchase price, per unit (in Dollars per share)				$ 9.2
Number of shares issued	1		1	1
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued	1			1
Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issued	1		1
Common Stock [Member] | Business Combination [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issued				1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of units issued		5,750,000
Purchase price, per unit (in Dollars per share)	$ 10	$ 10		$ 10
Gross proceeds (in Dollars)	$ 57,500,000			$ 57,500,000
Public shares sold				5,750,000
Issuance of shares	5,750,000		6,101,250
Sale of stock units	5,750,000		5,750,000
Initial Public Offering [Member] | Business Combination [Member]
Initial Public Offering [Line Items]
Issuance of shares			610,125
Initial Public Offering [Member] | Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Initial Public Offering [Member] | Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Initial Public Offering [Member] | Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issued				1
Public Rights [Member]
Initial Public Offering [Line Items]
Number of shares issued	1			1